Investment Objectives and Goals - iShares Large Cap Growth Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES LARGE CAP GROWTH ACTIVE ETF Ticker: BGRO Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Large Cap Growth Active ETF (the “Fund”) (formerly known as “BlackRock Large Cap Growth ETF”) seeks long-term capital appreciation.